CFO Silvia Acquisition (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Assets Acquired And Liabilities Assumed

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the Acquisition Date (In thousands).

Cash and cash equivalents	$58
Prepaid expenses and other current assets	16
Other non-current assets	20
Intangibles	15,280
Goodwill	12,671
Accounts payable and other current liabilities	(1,654)
Deferred tax liabilities	(3,082)
Total net assets acquired	$23,309

Schedule of Proforma Information of Operations
Proforma
For the three months ended June 30, 2026
Revenue	$37
Net loss	(67,549)

Proforma
For the six months ended June 30, 2026
Revenue	$38
Net loss	(178,713)